PREPAID EXPENSE AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSE AND OTHER ASSETS
Summary of prepaid expenses and other assets

	December 31,	December 31,
	2020	2021
Deposits(i)	91,258	68,219
Advances to suppliers	10,607	19,732
Prepaid taxes (ii)	338,450	304,278
Prepaid service fee	45,201	36,306
Prepaid investment (iii)	270,996	304,996
Others	37,046	22,347
Less: Adoption of new accounting standard	(466)	—
Less: Allowance for doubtful accounts		(4,000)
Total	793,092	751,878
(i)	Deposits mainly include rent deposits and deposits to third-party vendors.
(ii)	Prepaid taxes were the deductible VAT which can be deducted in the futher.
(iii)	Prepaid investment mainly composed of the prepayment to acquire equity interests in Shanghai Xinzhen Financial Information Consulting Co., Ltd, Jiangxi Financial Development Group Co. Ltd and Guobing Sports Development (Beijing) Co., LTD as of December 31,2021.